Revenue - Contract Balances - Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs (Detail)	12 Months Ended
Dec. 31, 2022
Material cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Method of significant assumption	Assumption based on recent purchasing price and quoted market price
Labor cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Method of significant assumption	Assumption based on standard monthly and daily labor cost
Outsourcing cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Method of significant assumption	Assumption based on the past experience rate of similar project and market price